Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in millions):

	Successor
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$17	$—	$17

Total assets recorded at fair value	$—	$17	$—	$17

Liabilities
Interest rate swaps	$—	$9	$—	$9
Contingent consideration liability	—	—	33	33
Seller Earnouts liability	—	—	135	135
Tax receivable agreement liability	—	—	581	581

Total liabilities recorded at fair value	$—	$9	$749	$758

	Predecessor
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Interest rate swaps	$—	$47	$—	$47
Contingent consideration liability	—	—	26	26

Total liabilities recorded at fair value	$—	$47	$26	$73

Summary of Changes in Deferred Contingent Consideration Liabilities
The following table summarizes the changes in deferred contingent consideration liabilities (in millions):

	Successor	Predecessor
	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Beginning balance	$29	$26	$22
Acquisitions	8	2	3
Accretion of contingent consideration	—	1	—
Remeasurement of acquisition-related contingent consideration	(2)	—	8
Payments	(2)	—	(7)

Ending Balance	$33	$29	$26

Reconciliation of TRA Liability and Seller Earnout Liability
The following table provides a reconciliation of the TRA liability and Seller Earnout liability for the Successor six months ended December 31, 2021:

	Successor
	TRA Liability	Seller Earnouts Liability
Balance at July 1, 2021	$618	$109
Gain from change in fair value of TRA	(37)	—
Loss from change in fair value of Seller Earnouts	—	26

Balance at December 31, 2021	$581	$135

Schedule of Financial Liabilities Not Measured at Fair Value on Recurring Basis
The Company’s financial liabilities not measured at fair value on a recurring basis are as follows (in millions):

	Successor		Predecessor
	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Current portion of long-term debt, net	$38	$38	$37	$37
Long-term debt, net	2,830	2,834	4,041	4,090

Total	$2,868	$2,872	$4,078	$4,127